Acquisitions (Summary Of Acquisition And Integration Related Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Acquisition and integration related charges	$ 15.6	$ 34.1	$ 54.2
HHI Business Rationalization Initiative [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	5.6	12.6	7.9
PetMatrix [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	4.5
Armored AutoGroup [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	2.4	14.1	21.8
GloFish [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	1.0
Salix [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	0.7	1.9	10.6
European IAMS And Eukanuba [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	0.2	3.5	9.3
Other [Member]
Business Acquisition [Line Items]
Acquisition and integration related charges	$ 1.2	$ 2.0	$ 4.6